Summary of Significant Accounting Policies (Future Amortization Expense Related to Intangibles) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Remaining 2012	$ 527
2013	963
2014	590
2015	338
2016	147
Thereafter
Total amortization expense	$ 2,565